Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues:
Advertising services	¥ 2,400,023	$ 370,500	¥ 1,499,516	¥ 894,937
Dealer subscription services	1,063,952	164,246	633,433	321,611
Total net revenues	3,463,975	534,746	2,132,949	1,216,548
Cost of revenues	(669,121)	(103,294)	(381,498)	(252,236)
Gross profit	2,794,854	431,452	1,751,451	964,312
Operating expenses:
Sales and marketing expenses	(1,127,484)	(174,054)	(559,070)	(245,228)
General and administrative expenses	(193,655)	(29,895)	(129,751)	(82,529)
Product development expenses	(273,908)	(42,284)	(158,395)	(81,651)
Operating profit	1,199,807	185,219	904,235	554,904
Interest income	63,218	9,759	34,682	11,082
Interest expense	0	0	0	(414)
Earnings from equity method investments	102	16	0	0
Other income, net	13,064	2,017	2,544	2,884
Income before income taxes	1,276,191	197,011	941,461	568,456
Income tax expense	(285,542)	(44,080)	(192,781)	(112,294)
Net income	¥ 990,649	$ 152,931	¥ 748,680	¥ 456,162
Earnings per share for ordinary shares:
Basic | (per share)	¥ 8.83	$ 1.36	¥ 7.01	¥ 4.57
Diluted | (per share)	¥ 8.57	$ 1.32	¥ 6.64	¥ 4.37
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	¥ 56,821	$ 8,772	¥ 3,946	¥ 1,403
Comprehensive income	¥ 1,047,470	$ 161,703	¥ 752,626	¥ 457,565
Common Class A And B [Member]
Weighted average number of shares used to compute earnings per share attributable to Class A and Class B common stockholders:
Basic	112,227,405	112,227,405	106,735,303	99,898,154
Diluted	115,646,826	115,646,826	112,831,585	104,329,226